Income taxes	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
For the three and six months ended June 30, 2022, the provision for income taxes in the unaudited interim consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2021 - 26.5%). The differences are as follows:

	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Expected income tax expense (recovery) at Canadian statutory rate	$(22,562)	$21,387	$(6,119)	$14,769
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(6,562)	(6,948)	(19,039)	(21,885)
Adjustments from investments carried at fair value	17,216	(5,088)	18,229	(955)
Non-controlling interests share of income	4,587	4,012	15,640	16,327
Acquisition related state deferred tax adjustments	—	—	7,600	—
Tax credits	(11,992)	(14,934)	(22,023)	(26,519)
Amortization and settlement of excess deferred income tax	(2,296)	(2,384)	(6,329)	(7,000)
Other	(1,210)	(240)	(1,326)	(570)
Income tax recovery	$(22,819)	$(4,195)	$(13,367)	$(25,833)